Net Loss per Share Attributable to Common Stockholders - Summary of Outstanding Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		14,161,444		14,161,444	14,161,444
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	3,417,752	3,350,429	3,570,566	3,334,530	1,532,354
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock			37,760
Heldback shares in connection with Movity acquisition
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	30,524	125,461	30,524	125,461	125,461
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		56,054		56,054
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		44,646	56,054	44,646	12,735
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	552,008